Employee Benefit Plan, Summary of Accounting Policy (Policies) - ke:EBP001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	Basis of Accounting - The accompanying financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
EBP, Use of Estimate
Use of Estimates - The preparation of the financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial reports and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

EBP, Risk and Uncertainty
Risks and Uncertainties - The Plan invests in various securities including mutual funds, a common collective trust fund, and Company stock. Investment securities, in general, are exposed to various risks, such as interest rate, credit, overall market volatility, and overall market risks including global events such as pandemics. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the participants’ account balances and the amounts reported in the statements of net assets available for benefits.

EBP, Investment
Investment Valuation and Income Recognition - The Plan’s investments are stated at fair value. See Note 3 - Fair Value Measurements for a discussion of fair value measurements.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
The Vanguard Retirement Savings Trust III (the “Trust”), a common collective trust fund, is a stable value fund that invests in the Vanguard Retirement Savings Master Trust, which invests in investment contracts issued by banks and insurance companies and in corporate bonds, mortgage-backed securities, and other fixed income securities. The statement of net assets available for benefits presents the Trust at Net Asset Value (“NAV”). Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at NAV. The NAV for the collective trust fund is $1 per share.
The Trust imposes restrictions on the Plan, and the Trust itself may be subject to certain circumstances that impact its ability to transact at NAV. Specifically, any event outside the normal operation of the Trust that causes a withdrawal from an investment contract may result in a negative market value adjustment with respect to the withdrawal. Examples of such events include, but are not limited to, partial or complete legal termination of the Trust or Plan, tax disqualification of the Trust or Plan, and certain Trust amendments if issuers’ consent is not obtained. In general, issuers may terminate a contract and settle at other than NAV under very limited circumstances, such as if there is a change in the qualification status of the participant, employer, or Plan, a breach of material obligations under the contract and misrepresentation by the contract holder, or failure of the underlying portfolio to conform to the pre-established investment guidelines. As of December 31, 2025, Plan management believes the occurrence of an event outside the normal operation of the Trust that would cause the Trust to transact at less than NAV is not considered to be probable. There are no reserves against NAV for credit risk of contract issuers or for any other reason.

EBP, Note Receivable from Participant
Notes Receivable - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the plan document.

EBP, Expense
Administrative Expenses - The majority of the expenses to administer the Plan are paid by the Company. In fiscal years when a Company contribution is awarded, the Company may elect to be reimbursed by netting expenses paid against the discretionary Company contribution. Certain loan, hardship withdrawal determination, and a portion of the fund administration fees are paid from the individual participant accounts.

EBP, Payment to Participant	Payment of Benefits - Benefit payments are recorded when paid. There were no participants who elected to withdraw from the Plan but had not yet been paid as of December 31, 2025.